Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 1,512,521	$ 852,923	$ 3,831,778	$ 2,931,280
Cost of Sales	365,839		449,049
Gross Profit	1,146,682	852,923	3,382,729	2,931,280
Operating Expenses
General and Administrative	974,923	754,195	3,470,345	2,536,185
Operating Income	171,759	98,728	(87,616)	395,095
Share in Equity Losses in Investment	(28,972)
Other Income			161,639	67,500
Loss on Extinguishment of Debt			(7,444)	(16,556)
Interest Expense	(17,558)	(16,459)	(57,541)	(157,056)
Net Income	$ 125,229	$ 82,269	$ 9,038	$ 288,983
Net Income per Common Share - Basic:	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Net Income per Common Share - Diluted:	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Weighted average Common Shares Outstanding - Basic	33,364,167	31,985,827	32,260,622	31,955,416
Weighted average Common Shares Outstanding - Diluted	35,988,334	34,063,391	34,958,502	34,086,251